Short-term Borrowings	12 Months Ended
Dec. 31, 2011
Short-term Borrowings (Abstract)
Short-term Borrowings
14.	Short-term Borrowings:

 The amounts comprising short-term debt in the accompanying consolidated balance sheet are analyzed as follows:

Short-term borrowings:	December 31, 2010	December 31, 2011
Loan Facility:
a) Revolving overdraft credit facility dated 3/30/2011	1,600	9,915
b) Senior secured revolving credit facility dated 11/12/2010	-	-
c) Trade credit facility dated 5/23/2011	60,060	102,915
d) Revolving credit facility dated 4/20/2011	52,229	58,000
e) Revolving credit facility dated 9/1/2011	40,000	51,500
f) Revolving credit facility dated 6/21/2011	2,995	123,109
g) Receivables credit and assignment agreement dated 9/21/2010	50,000	-
(h) Revolving credit facility amendment dated 11/15/2011	-	3,795
Total short-term borrowings	206,884	349,234

The above dates show the later of the date of the facility, the date of the most recent renewal or the date the loan was assumed by the Company.

a)    On March 11, 2008, the Company entered into a one year, annually-renewable revolving overdraft credit facility with a Greek bank for an amount of $20,000. The facility is collateralized by a first priority mortgage over the vessels, Vera, Sara and Hope and bears interest at LIBOR plus 2.50%.  Furthermore, the credit facility contains financial covenants requiring the Company to ensure that (i) adjusted consolidated book net worth, as defined, not be less than $175,000, (ii) consolidated leverage ratio, as defined, not to exceed 0.65-to-one, and (iii) consolidated liquid funds, as defined, not be less than $25,000.

On April 23, 2009, the Company renewed retroactively from March 11, 2009, for a period of one year, until March 11, 2010, the revolving overdraft facility with a Greek bank for an amount of $20,000, which was signed on March 11, 2008. The renewed facility bears interest at LIBOR plus 2.50% for the first $10,000 and LIBOR plus 3.50% for the remaining amount. All other terms and conditions remain the same as referred above.

On March 1, 2010, the Company renewed the existing revolving overdraft credit facility with a Greek bank until March 15, 2011 and amended to increase the amount to $30,000, adding to the existing securities the vessels Aegean Ace, Aegean Star and Aegean Champion. The renewed facility bears interest at LIBOR plus 2.50% for the first $10,000 borrowed and LIBOR plus 3.50% for additional amounts outstanding.

On March 30, 2011, the Company renewed the revolving overdraft credit facility. The facility expires on March 1, 2012 and has a credit limit of up to $10,000. The amended facility bears interest at LIBOR plus 5.50%, is collateralized by, among other things, a first priority mortgage over each of the vessels Aegean Ace, Aegean Champion and Sara. The amended facility requires us to maintain a minimum security value of 125%.

On April 5, 2012, we agreed with our lenders to permanently amend the maximum consolidated leverage ratio required to be maintained under the facility to 0.75-to-one.

As of December 31, 2010 and 2011, the Company had an outstanding balance of $1,600 and $9,915 respectively.

b)    On September 17, 2009, the Company entered into an annually renewable senior secured revolving credit facility with a Greek bank for an amount of $50,000. The facility is collateralized by, among other things, the Company's receivables and corporate guarantee, and bears interest at LIBOR plus 2.50%. The credit facility contains certain covenants and undertakings that require, among other things, that the Company maintain its listing on the New York Stock Exchange, the net equity base will not be less than $175,000, the interest coverage ratio will not be less than 1.3-to-one; the total liabilities to total assets will not exceed 65% and the Company maintain additional free liquidity of $25,000 at the end of each calendar month and an average minimum daily free liquidity of $10,000.

On November 12, 2010, this facility was committed by the bank until September 30, 2011 with the terms accepted by the Company on February 9, 2011. On this date, the Company amended the renewed facility to bear interest at LIBOR plus 3.50%, require the monthly average consolidated liquid funds to exceed $30,000 and require the consolidated leverage ratio under the corporate guarantee not to be higher than 0.75%.

As of December 31, 2010 and 2011, the Company had an outstanding balance of $0.

c)    On November 19, 2009, the Company entered into an uncommitted trade credit facility with an international commercial lender. The trade credit facility for up to $100,000, with a sub-limit in an amount of $20,000 for a short-term transit and storage financing. The trade credit facility had a one-year term and was renewed on its anniversary on the same terms and conditions until the execution of a new facility that is currently under negotiation. The availability of any letters of credit, overdrafts or cash advances under the trade credit facility is subject to the lender's discretion. The facility bears interest at a rate of the lender's cost of funds plus 2.0% for overdrafts. The facility is guaranteed by the Company and is collateralized by, among other things, the Company's assigned receivables and fuel oil and gas oil stored or to be stored in a storage facility acceptable to the lender and pledged in its favor. Under the trade credit facility the maximum credit terms given to any individual counterparty may be 45 days from the delivery of the products; the inventories may only be financed up to 30 days from the date such inventories are delivered to the storage facility; and the product to be stored and in transit may be financed up to 10 calendar days from the date of the bill of lading.

The trade credit facility contains covenants requiring, among other things, that AMP's minimum total net equity is at least $80,000 and has minimum cash collateral of $5,000 at all times; the Company maintains its listing on the New York Stock Exchange; has total net equity not less than $180,000; and has a minimum current ratio of 1.15 with a minimum working capital of $50,000.

On May 23, 2011, the Company renewed the trade credit facility with the international bank named as "Uncommitted Secured and Storage Borrowing Base Facility" for an amount up to $220,000. The facility was renewed until January 31, 2012 and bears interest at LIBOR plus 2.50%. The facility contains financial covenants requiring, among other things, that AMP's minimum total net equity is at least $80,000 and has minimum cash collateral of $5,000 at all times; the Company maintains its listing on the New York Stock Exchange; has total net equity not less than $250,000; and has a minimum current ratio of 1.15 with a minimum working capital of $50,000.

As of December 31, 2010 and 2011, the Company had an outstanding balance of $60,060 and $102,915 respectively.

d)    On April 1, 2010, in connection with the Company's acquisition of the Verbeke Business, the Company has assumed an overdraft facility with a Belgian bank in amount of up to $45,000. In October, 2010, the Company, through its subsidiary Verbeke Bunkering, renewed its overdraft facility with the Belgian bank to $55,000 and on April 20, 2011 to $70,000. All the terms of the agreement remain the same. The facility is collateralized by the Company and drawdowns on the facilities are limited to a maximum of 90% of the accounts receivable accepted by the banks and credit-insured. The $70,000 facility bears interest at EURIBOR plus 2.00% for drawdowns in Euros and a rate of 9.00% for other credit advances.

As of December 31, 2010 and 2011, the Company had an outstanding balance of $52,229 and $58,000 (of which € 13,000,000 and €0 respectively) respectively.

e)    On April 27, 2010, the Company, through its subsidiary Verbeke Bunkering, entered into an overdraft facility with a Belgian bank for an amount of up to $45,000 and €500,000. The facility bears interest at 8.30%. In October, 2010, the Company, through its subsidiary Verbeke Bunkering, renewed the overdraft facility with the Belgian bank to $70,000 and on September 1, 2011 to $80,000. All the terms of the agreement remain the same. The facilities are collateralized by the Company and drawdowns on the facilities are limited to a maximum of 90% of the accounts receivable accepted by the banks and credit-insured, equally shared between the Belgian banks. The facility bears interest at EURIBOR plus 2.00% for drawdowns in Euro and at LIBOR plus 2.50% for other credit advances.

As of December 31, 2010 and 2011, the Company had an outstanding balance of $40,000 and $51,500  respectively.

f)     On June 7, 2010, the Company's subsidiary, AMP, entered into an uncommitted revolving credit facility with an international commercial lender for an amount up to $100,000 and a one-year term. The availability of any letters of credit, overdrafts or cash advances under the revolving credit facility is subject to the lender's discretion. The facility contains certain covenants and undertakings that require, among other things, that the Company maintains minimum working capital of 75,000; minimum equity of $200,000; and minimum current ratio of 1.15;

The availability of any letters of credit, overdrafts or cash advances under the credit facility is subject to the lender's discretion. The facility bears interest at a rate of the lender's cost of funds plus 2.0% for overdrafts. The facility is guaranteed by the Company and is collateralized by, among other things, the assignment of and pledge of receivables and fuel oil and gas oil stored or to be stored in a storage facility acceptable to the lender.

On June 21, 2011, the Company renewed for one year its revolving credit facility with the international bank for an amount up to $200,000. The renewed facility bears interest at LIBOR plus 2.4% and the financial covenants are that the Company shall ensure at all times that working capital is not less than $75,000, the liable capital of the Company, which is defined as its capital, revenue reserves, minority interests and subordinated debt less its intangible assets and any loans of to related companies, is not less than $375,000 and that its current ratio is not less than 1.15.

As of December 31, 2010 and 2011, the Company had an outstanding balance of $2,995 and $123,109 respectively.

g)    On September 21, 2010, the Company entered into a receivables credit and assignment agreement with an international bank for an amount up to $50,000 and a one-year term. The facility bears interest at LIBOR plus 2.00%. The facility contains covenants requiring, among other things, that the minimum current ratio is 1.15. The facility was not renewed upon maturity due to a new agreement signed with the same bank named as "Trade receivables purchase agreement", described on Note 4.

As of December 31, 2010 and 2011, the Company had an outstanding balance of $50,000 and $0 respectively under the above facility.

h)    On November 15, 2011, the Company proceeded to the amendment of the main loan agreement described on (f) by acquiring an additional sub limit of up to $20,000 available to the subsidiary that is constructing the new Terminal in Fujairah. The funds are provided solely to facilitate the further advancement of the construction of the Terminal and disbursements are made against invoices provided by the various contractors involved in the construction of the Terminal. The facility matures on May 15, 2012 and bears interest at a rate of the lender's cost of funds plus 5.0%.

As of December 31, 2010 and 2011, the Company had an outstanding balance of $0 and $3,795 respectively under the above credit line.

Total interest incurred on short-term borrowings for the years ended December 31, 2009, 2010 and 2011 amounted to $930, $3,639 and $10,921, (Note 21) respectively, and is included in interest and finance costs, in the accompanying consolidated statements of income. During the years ended December 31, 2010 and 2011, the weighted average interest rate (including the margin) was 2.72% and 3.29%, respectively.

As of December 31, 2011, the Company had $194,581 available undrawn amount under its short-term loan agreements to finance working capital requirements and it recognized commitment fees of $438 for its undrawn amounts, included in the interest and finance cost, see Note 21.